Finance debt (Details 5) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Principal	$ 23,473	$ 29,181
Interest	20,388	22,541
Total	43,861	$ 51,722
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Principal	2,158
Interest	1,549
Total	3,707
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Principal	1,903
Interest	1,461
Total	3,364
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Principal	2,308
Interest	1,271
Total	3,579
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Principal	1,899
Interest	1,088
Total	2,987
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Principal	1,982
Interest	1,043
Total	3,025
Later than five years [member]
IfrsStatementLineItems [Line Items]
Principal	13,223
Interest	13,976
Total	$ 27,199